Future Minimum Lease Payments Required under Operating Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2016		Dec. 31, 2015
Operating Leased Assets [Line Items]
2016			$ 2,130
2017	$ 2,067
2017	1,767		1,993
2018	1,255		1,742
2019	840		1,230
2020	283	[1]	838
2021 and beyond			283
Total	$ 6,212		$ 8,216

[1]	All lease commitments end in 2021